Earnings per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per Share

Note 19—Earnings per Share

A reconciliation of the numerators and denominators for earnings per common share computations is presented below. Incremental shares represent outstanding stock options for which the exercise price is less than the average market price of the Company’s common stock during the periods presented. Options to purchase 1,798,223 shares of common stock were outstanding as of September 30, 2017 and 2016. There were 58,500 restricted stock awards outstanding at September 30, 2017.  There were no restricted stock awards outstanding at September 30, 2016.

The following represent the calculation of basic and diluted earnings per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Net income	$9,755	$1,565	$22,461	$2,814
Less: Dividends on preferred shares	195	—	11,081	—
Net income available to common stockholders	$9,560	$1,565	$11,380	$2,814
Weighted-average common stock outstanding:
Weighted-average common stock outstanding (basic)	29,246,900	19,497,811	26,194,025	18,838,354
Incremental shares	505,431	265,623	503,816	265,623
Weighted-average common stock outstanding (dilutive)	29,752,331	19,763,434	26,697,841	19,103,977
Basic earnings per common share	$0.33	$0.08	$0.43	$0.15
Diluted earnings per common share	$0.32	$0.08	$0.43	$0.15

Note 24—Earnings per Share

        A reconciliation of the numerators and denominators for earnings per common share computations for the years ended December 31, 2016 and 2015 is presented below. Options to purchase 1,634,568 shares of common stock under the BYB Plan were outstanding as of December 31, 2015, but were not included in the computation of diluted earnings per share due to a loss for the period and, therefore, were anti-dilutive.

        The following represent the calculation of basic and diluted earnings per share:

	Years ended December 31,
	2016	2015
Net income (loss)	$66,729	$(14,974)
Less: Dividends on preferred shares	—	—
Net income (loss) available to common stockholders	$66,729	$(14,974)
Weighted-average common stock outstanding:
Weighted-average common stock outstanding (basic)	20,141,630	17,332,775
Incremental shares(1)(2)	289,153	—
Weighted-average common stock outstanding (dilutive)	20,430,783	17,332,775
Basic earnings per common share	$3.31	$(0.86)
Diluted earnings per common share	$3.27	$(0.86)

(1)	This amount represents outstanding stock options for which the exercise price is less than the average market price of the Company's common stock.
(2)	During 2015, due to a loss for the period, zero incremental shares are included because the effect would be anti-dilutive.